Intangible Assets - Summary Of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 122,000		¥ 148,844
Accumulated amortization	(1,556)
Net carrying amount	120,444	$ 18,459	148,844	$ 22,811
IPR And D TJ103 [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	11,670		11,670
Accumulated amortization	(1,556)
Net carrying amount	10,114	1,550	11,670	1,788
IPR And D TJ102 [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			26,844
Net carrying amount			26,844	4,114
IPR And D TJ101 [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	110,330		110,330
Net carrying amount	¥ 110,330	$ 16,909	¥ 110,330	$ 16,909